Financial risk management - Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	¥ 8,391,013	¥ 6,933,266	¥ 5,722,907
Deposits from customers in the banking business	3,004,215	2,773,884	2,440,783
Bonds	218,676	333,902	382,982
Borrowings	2,687,135	1,742,736	1,079,685
Loan commitments	33,587	37,322	34,306
Derivative liabilities	72,118	41,415	35,600
Guarantee deposits received	39,296	31,811	47,064
Redeemable noncontrolling interests	37,046	10,225	9,539
Lease liabilities	511,883	444,725	461,237
Derivative Contracts - Net Settled
Paid	72,118	41,415	32,574
Derivative Contracts Gross Settled
Received			46,608
Paid			49,634
Deposits from customers in the banking business [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	3,004,215	2,773,884	2,440,783
Bonds [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	216,103	330,229	376,800
Borrowings [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	2,670,156	1,728,537	1,078,961
Derivative Liabilities [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	72,120	40,354	35,866
Guarantee deposits received [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	39,296	31,811	47,064
Redeemable non-controlling interests [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	34,995	8,179	7,767
Gross carrying amount [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	465,349	402,023	406,237
Within 1Year [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	2,886,361	2,682,156	2,347,387
Bonds	36,976	100,629	732
Borrowings	2,053,340	1,232,687	849,930
Loan commitments	33,587	37,322	34,306
Derivative liabilities	66,017	29,660	19,454
Guarantee deposits received	28,872	21,279	36,698
Redeemable noncontrolling interests	2,435	5,307
Lease liabilities	81,421	84,050	82,176
Derivative Contracts - Net Settled
Paid	66,017	29,660	17,928
Derivative Contracts Gross Settled
Received			27,071
Paid			28,597
1 Year to 2 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	48,676	36,586	44,351
Bonds	25,363	51,573	100,635
Borrowings	58,767	54,699	56,657
Derivative liabilities	688	3,260	4,654
Guarantee deposits received	345	365	328
Redeemable noncontrolling interests	19,927	872	5,680
Lease liabilities	69,791	68,993	72,810
Derivative Contracts - Net Settled
Paid	688	3,260	3,159
Derivative Contracts Gross Settled
Received			17,539
Paid			19,034
2Years to 3 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	15,860	19,643	20,295
Bonds	40,326	25,363	129,915
Borrowings	76,434	69,691	98,480
Derivative liabilities	718	2,103	2,468
Guarantee deposits received	27	21	1
Redeemable noncontrolling interests	9,046		1,461
Lease liabilities	59,214	57,683	58,191
Derivative Contracts - Net Settled
Paid	718	2,103	2,463
Derivative Contracts Gross Settled
Received			1,998
Paid			2,003
3 Years to 4 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	3,038	3,135	10,504
Bonds	20,303	40,326	15,363
Borrowings	115,460	148,361	64,663
Derivative liabilities	753	1,289	1,761
Guarantee deposits received	8	26	15
Redeemable noncontrolling interests	2,381	1,628
Lease liabilities	45,063	39,359	42,574
Derivative Contracts - Net Settled
Paid	753	1,289	1,761
4 Years to 5Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	1,186	3,159	3,247
Bonds	35,243	20,303	40,326
Borrowings	23,813	6,866	3,510
Derivative liabilities	721	847	1,295
Guarantee deposits received	8	275
Redeemable noncontrolling interests		2,418	2,398
Lease liabilities	37,363	31,797	31,994
Derivative Contracts - Net Settled
Paid	721	847	1,295
5+ Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	49,094	29,205	14,999
Bonds	60,465	95,708	96,011
Borrowings	359,321	230,432	6,445
Derivative liabilities	3,221	4,256	5,968
Guarantee deposits received	10,036	9,845	10,022
Redeemable noncontrolling interests	3,257
Derivative Contracts - Net Settled
Paid	3,221	4,256	5,968
5 Years to 6 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	35,841	28,937	28,481
6 Years to 7 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	32,369	26,606	26,625
7 years to 8 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	30,593	23,977	24,530
8 Years to 9 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	27,864	20,461	21,962
9 Years to 10 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	19,913	17,510	18,575
10+ Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	¥ 72,451	¥ 45,352	¥ 53,319